SHARE-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

4. SHARE-BASED COMPENSATION

        On February 18, 2010, at our annual meeting of stockholders, the board of directors and stockholders approved the 2010 Equity Incentive Plan (the "2010 Plan"). Prior to the 2010 stockholder meeting, we had two stock award plans: the Stock and Stock Option Plan, which was adopted in 1997 ("1997 Plan") and the 2008 Restricted Stock Award Plan ("2008 Plan"). In conjunction with the approval of the 2010 Plan at the annual meeting, the 1997 Plan and the 2008 Plan were terminated as of February 18, 2010. Subsequently, on February 17, 2012, the 2010 Plan was amended to increase the maximum shares issuable under the 2010 Plan and again on January 27, 2016, at our annual meeting of stockholders, the stockholders approved amending the 2010 Plan to increase the number of shares available for issuance by 750,000 shares.

        The 2010 Plan provides for the awards of shares of common stock, restricted stock units or incentive stock options or nonqualified stock options to purchase our common stock to selected employees, directors, officers, agents, consultants, attorneys, vendors and advisors of ours' or of any parent or subsidiary thereof. Shares of common stock, options, or restricted stock can only be awarded under the 2010 Plan within 10 years from the effective date of February 18, 2010. A maximum of 2,000,000 shares are issuable under the 2010 Plan and at December 31, 2016, 783,460 shares remained available for issuance.

        The 2010 Plan provides a means to attract and retain the services of participants and also to provide added incentive to such persons by encouraging stock ownership in the Company. Plan awards are administered by the Compensation, Nominating, and Corporate Governance Committee, who has substantial discretion to determine which persons, amounts, time, price, exercise terms, and restrictions, if any.

        From time to time we issue non-compensatory warrants, such as warrants issued to investors.

Stock Options

        The fair value of stock option awards is estimated using the Black-Scholes valuation model. For market-based pricing of stock option awards, those options where vesting terms are dependent on achieving a specified stock price, the fair value was estimated using a Black-Scholes option pricing model with inputs adjusted for the probability of the vesting criteria being met and the median expected term for each award as determined by utilizing a Monte Carlo simulation. Expected volatility is based solely on historical volatility of our common stock over the period commensurate with the expected term of the stock options. We rely solely on historical volatility because we do not have options that are traded. The expected term calculation for stock options is based on the simplified method as described in the Securities and Exchange Commission Staff Accounting Bulletin No. 107.

        We use this method because we do not have sufficient historical information on exercise patterns to develop a model for expected term. The risk-free interest rate is based on the U. S. Treasury yield in effect at the time of award for an instrument with a maturity that is commensurate with the expected term of the stock options. The dividend yield rate of 0% is based on the fact that we have never paid cash dividends on our common stock and we do not expect to pay cash dividends on our common stock during the expected term of the options.

        The following table provides information about options during the six months ended December 31, 2016 and 2015:

	2016	2015
Number of options awarded	178,500	30,000
Compensation expense recognized	$106,000	$189,000
Weighted average award-date fair value of options outstanding	$4.08	$5.67

        The following table details the significant assumptions used to compute the fair values of employee and director stock options awarded during the six month periods ended December 31, 2016 and 2015:

	2016	2015
Risk-free interest rate	0.47 - 1.86%	1.74%
Dividend yield	0%	0%
Volatility factor	109 - 157%	109%
Expected life (years)	1.0 - 4.73	2.88

        Summary information regarding employee and director stock options issued and outstanding under all plans as of December 31, 2016 is as follows:

	Options	Weighted Average Exercise Price	Aggregate intrinsic value	Weighted average remaining contractual term (years)
Options outstanding at July 1, 2016	1,016,997	$5.03	$—	3.19
Awarded	178,500	1.06
Exercised	(20,000)	0.90
Forfeited	—	—
Expired	(16,250)	34.43

Options outstanding at December 31, 2016	1,159,247	$4.08	$883,620	2.54

Options exercisable at December 31, 2016	959,550	$4.72	$646,342	2.09

Options outstanding and exercisable as of December 31, 2016
Exercise Price	Outstanding Number of Shares	Remaining Life	Exercisable Number of Shares
$0.41 - 4.00	245,525	Less than1 year	245,525
$0.41 - 4.00	57,916	1 year	57,916
$0.41 - 4.00	136,296	2 years	136,296
$0.41 - 4.00	226,720	3 years	226,720
$0.41 - 4.00	112,610	4 years	71,405
$0.41 - 4.00	158,492	5 years	—
$4.01 - 10.00	79,563	Less than 1 year	79,563
$4.01 - 10.00	38,625	1 year	38,625
$4.01 - 10.00	4,062	2 years	4,062
$4.01 - 10.00	7,000	3 years	7,000
$10.01 - 20.00	13,125	Less than 1 year	13,125
$10.01 - 20.00	17,500	4 years	17,500
$20.01 - 30.00	3,750	Less than 1 year	3,750
$20.01 - 30.00	28,500	4 years	28,500
$30.01 - 40.00	12,500	Less than 1 year	12,500
$30.01 - 40.00	13,313	5 years	13,313
$40.01 - 48.72	3,750	4 years	3,750

	1,159,247		959,550

        At December 31, 2016, there were $177 thousand of unrecognized compensation costs related to non-vested share based compensation arrangements awarded to employees and directors under the plans. During the six months ended December 31, 2016, a total of 76,404 options, with a weighted average award date fair value of $0.57 per share, vested in accordance with the underlying agreements. Unvested options at December 31, 2016 totaled 199,697 with a weighted average award date fair value of $4.72, an amortization period of one year and a weighted average remaining life of 0.93 years.

Restricted Stock

        The fair value of restricted stock awards classified as equity awards is based on the Company's stock price as of the date of grant. During the year ended June 30, 2015, all such awards were forfeited. No new grants have been issued, and none are outstanding at December 31, 2016.

7. SHARE-BASED COMPENSATION

        On February 18, 2010, at our annual meeting of stockholders, the board of directors and stockholders approved the 2010 Equity Incentive Plan (the "2010 Plan"). Prior to the 2010 stockholder meeting, we had two stock award plans: the Stock and Stock Option Plan, which was adopted in 1997 ("1997 Plan") and the 2008 Restricted Stock Award Plan ("2008 Plan"). In conjunction with the approval of the 2010 Plan at the annual meeting, the 1997 Plan and 2008 Plan were terminated as of February 18, 2010. Subsequently, on February 17, 2012, the 2010 Plan was amended to increase the maximum shares issuable under the 2010 Plan and again on January 27, 2016, at our annual meeting of stockholders, the stockholders approved amending the 2010 Plan to increase the number of shares available for issuance by 750,000 shares.

        The 2010 Plan provides for the grants of shares of common stock, restricted stock or incentive stock options and/or nonqualified stock options to purchase our common stock to selected employees, directors, officers, agents, consultants, attorneys, vendors and advisors of ours' or of any parent or subsidiary thereof. Shares of common stock, options, or restricted stock can only be granted under this plan within 10 years from the effective date of February 18, 2010. A maximum of 2,000,000 shares are issuable under the 2010 Plan and at June 30, 2016, 945,710 shares remained available for issuance.

        The 2010 Plan provides a means to attract and retain the services of participants and also to provide added incentive to such persons by encouraging stock ownership in the Company. Plan grants are administered by the Compensation, Nominating, and Corporate Governance Committee, who has substantial discretion to determine which persons, amounts, time, price, exercise terms, and restrictions, if any.

        Additionally, from time to time, we issue non-compensatory warrants, such as warrants issued to investors.

Stock Options

        The fair value of stock option awards is estimated using the Black-Scholes valuation model. For market based stock option awards, those options where vesting terms are dependent on achieving a specified stock price, the fair value was estimated using a Black-Scholes option pricing model with inputs adjusted for the probability of the vesting criteria being met and the median expected term for each grant as determined by utilizing a Monte Carlo simulation. Expected volatility is based solely on historical volatility of our common stock over the period commensurate with the expected term of the stock options. We rely solely on historical volatility as we do not have traded options. The expected term calculation for stock options is based on the simplified method as described in the Securities and Exchange Commission Staff Accounting Bulletin number 107. We use this method because we do not have sufficient historical information on exercise patterns to develop a model for expected term. The risk-free interest rate is based on the U. S. Treasury yield in effect at the time of grant for an instrument with a maturity that is commensurate with the expected term of the stock options. The dividend yield rate of zero is based on the fact that we have never paid cash dividends on our common stock and we do not expect to pay cash dividends on our common stock during the expected term of the options.

        The following table provides information about options during the years ended June 30:

	2016	2015
Number of options granted	183,860	476,106
Compensation expense recognized	$352,653	$643,980
Compensation cost capitalized	—	—
Weighted average grant-date fair value of options outstanding	$5.03	$5.13

        The following table details the significant assumptions used to compute the fair market values of employee and director stock options granted during the years ended June 30:

	2016	2015
Risk-free interest rate	0.36 - 1.01%	0.07 - 0.93%
Dividend yield	0%	0%
Volatility factor	109 - 148%	65 - 216%
Expected life (years)	0.5 - 2.875	0.5 - 2.875

        Summary information regarding employee stock options issued and outstanding under all plans as of June 30, 2016 is as follows:

	Options	Weighted Average Share Price	Aggregate intrinsic value	Weighted average remaining contractual life (years)
Options outstanding at July 1, 2014	1,441,727	$8.76	$8,327	3.14
Granted	476,106	1.40
Exercised	—	—
Forfeited	(517,853)	4.21
Expired	(218,026)	10.71

Options outstanding at June 30, 2015	1,181,954	$7.43	$—	3.39

Granted	183,860	0.54
Exercised	—	—
Forfeited	(39,175)	1.39
Expired	(309,642)	12.01

Options outstanding at June 30, 2016	1,016,997	$5.03	$—	3.19

Options exercisable at June 30, 2016	919,396	$5.50	$—	3.00

Options outstanding and exercisable as of June 30, 2016

Exercise Price	Outstanding Number of Shares	Remaining Life	Exercisable Number of Shares
$0.42 - 4.00	71,250	1 year	71,250
$0.42 - 4.00	78,855	2 years	78,855
$0.42 - 4.00	197,390	3 years	197,390
$0.42 - 4.00	348,954	4 years	333,963
$0.42 - 4.00	82,610	5 years	—
$4.01 - 10.00	97,938	1 year	97,938
$4.01 - 10.00	9,000	2 years	9,000
$4.01 - 10.00	4,062	3 years	4,062
$4.01 - 10.00	18,250	4 years	18,250
$10.01 - 20.00	1,875	1 year	1,875
$10.01 - 20.00	28,750	4 years	28,750
$20.01 - 30.00	1,250	1 year	1,250
$20.01 - 30.00	31,000	4 years	31,000
$30.01 - 40.00	16,250	1 year	16,250
$30.01 - 40.00	25,813	5 years	25,813
$40.01 - 50.00	3,750	5 years	3,750

	1,016,997		919,396

Options outstanding and exercisable as of June 30, 2015

Exercise Price	Outstanding Number of Shares	Remaining Life	Exercisable Number of Shares
$0.90 - 4.00	121,067	1 year	121,067
$0.90 - 4.00	88,264	3 years	68,842
$0.90 - 4.00	217,707	4 years	187,716
$0.90 - 4.00	375,000	5 years	—
$4.01 - 10.00	43,498	1 year	43,498
$4.01 - 10.00	107,126	2 years	106,502
$4.01 - 10.00	13,062	3 years	10,281
$4.01 - 10.00	22,000	5 years	22,000
$10.01 - 20.00	1,250	1 year	1,250
$10.01 - 20.00	1,875	2 years	1,875
$10.01 - 20.00	28,750	5 years	28,750
$20.01 - 30.00	16,667	1 year	16,667
$20.01 - 30.00	1,250	2 years	1,250
$20.01 - 30.00	31,625	5 years	31,625
$30.01 - 40.00	74,000	1 year	74,000
$30.01 - 40.00	27,563	6 years	27,563
$40.01 - 50.00	6,250	1 year	6,250
$40.01 - 50.00	5,000	6 years	5,000

	1,181,954		754,136

        At June 30, 2016, there was $31 thousand of unrecognized compensation costs related to non-vested share based compensation arrangements granted to employees under the plans. During 2016, a total of 449,904 options, with a weighted average grant date fair value of $1.10 per share, vested in accordance with the underlying agreements. Unvested options at June 30, 2016 totaled 97,601 with a weighted average grant date fair value of $5.50, an amortization period of one to two years and a weighted average remaining life of 4.91 years. At June 30, 2015, there was $0.4 million of unrecognized compensation costs related to non-vested share based compensation arrangements granted to employees under the plans. During 2015, a total of 377,274 options, with a weighted average grant date fair value of $3.76 per share, vested in accordance with the underlying agreements. Unvested options at June 30, 2015 totaled 427,826 with a weighted average grant date fair value of $10.95, an amortization period of one to two years and a weighted average remaining life of 4.83 years.

Restricted Stock

        The fair value of restricted stock awards classified as equity awards is based on the Company's stock price as of the date of grant. Such awards do not grant any rights as a shareholder of the company until a certificate for the vested shares of common stock has been issued. During the year ended June 30, 2015, all such awards were forfeited with compensation expense forfeiture credits of approximately $46 thousand recorded. No new grants have been issued, and none are outstanding at June 30, 2016.

Warrants

        The exercise price of the warrants may be adjusted in the case of stock splits, stock dividends or combinations of shares, or in the event the Company issues rights, options or warrants to all holders of the Company's common stock with an exercise or purchase price less than the volume weighted average price of the Company's shares on the record date. The warrants are considered indexed to our common stock and therefore are not considered a derivative. The fair value of the warrants was determined using the Black-Scholes option pricing model. The last of the previously granted outstanding warrants expired in October 2015, and there were no warrants granted or exercised in the years ended June 30, 2016 and 2015. Accordingly, there were no warrants outstanding at the year ended June 30, 2016

        Summary information regarding common stock warrants issued and outstanding as of June 30, 2015 is as follows:

	Warrants	Weighted Average Share Price	Aggregate intrinsic value	Weighted average remaining contractual life(years)
Outstanding at year ended June 30, 2014	32,358	$11.69	$—	1.12
Granted	—	—
Exercised	—	—
Expired	(6,375)	7.84

Outstanding at year ended June 30, 2015	25,983	$12.64	$—	0.30

Warrants outstanding and exercisable as of June 30, 2015

Exercise Price	Outstanding Number of Shares	Remaining Life	Exercisable Number of Shares
$12.64	25,983	0.30 year	25,983

	25,983		25,983